Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes
Schedule of components of the Company's deferred tax assets and liabilities

	2017	2018
Non-current deferred income tax assets:
Tax loss carryforwards	$22,274,378	$30,239,898
Deferred revenue	2,098,191	1,856,507
Research and development credits	2,382,047	2,382,047
Stock-based compensation	277,948	489,694
Bad debt	11,053	—
Compensation	9,766	431,649
Fixed assets	63,570	160,784
Patent amortization	106,622	97,942
Other	768,936	669,151
Valuation allowance	(27,992,511)	(36,327,672)
Total non-current deferred income tax assets	$—	$—

Summary of difference between actual income tax expense amount computed by applying the statutory federal income tax

	2017		2018
		% of Pretax		% of Pretax
	Amount	Earnings	Amount	Earnings
Income tax benefit at statutory rate	$(9,912,442)	34.0%	$(11,158,530)	21.0%
State income taxes, net of federal tax benefit	(581,901)	2.0%	(1,062,492)	2.0
Non-deductible expenses	12,757	(0.1)%	6,810	—
Stock-based compensation	153,033	(0.5)%	10,925	—
Non-deductible interest expense	3,795,060	(13.0)%	4,074,501	(7.7)
Derivative and warrant fair value adjustments	(4,040,646)	13.9%	(63,873)	0.1
Change in federal rate	14,113,550	(48.4)%	—	—
Change in state rate	371,138	(1.3)%	(2,842)	—
Other	24,235	(0.1)%	(139,660)	0.3
Change in valuation allowance	(3,934,784)	13.5%	8,335,161	(15.7)
Provision for income taxes	$—	0.0%	$—	0.0%